Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Loss Carryforwards [Line Items]
Total income tax (provision) benefit	$ 8.1	$ 30.4	$ 28.0
Deferred tax liabilities recognized through goodwill during period	12.1	6.5
Deferred tax assets recognized through stockholders' equity during period	1.8	7.2
Statutory federal income tax rate	35.00%
Portion of Other net in effective income tax rate reconciliation associated with changes in uncertain tax positions	3.1	2.6
Valuation allowances	95.4	79.7
Unrecognized tax benefits, including accrued interest and penalties	47.2	31.4
Accrued interest and penalties related to unrecognized tax benefits	0.7	0.3
Reduction in liability for unrecognized tax benefits, minimum	1.0
Reduction in liability for unrecognized tax benefits, maximum	2.0
Cumulative undistributed earnings of foreign subsidiaries considered permanently invested	523.9
Federal Income Tax [Member]
Operating Loss Carryforwards [Line Items]
Federal net operating loss carryforwards	512.4
Carryforwards expiration periods	2025
State tax benefit [Member]
Operating Loss Carryforwards [Line Items]
Federal net operating loss carryforwards	505.1
Carryforwards expiration periods	2031
State income tax benefit of net operating loss carryforwards	20.2
Foreign [Member]
Operating Loss Carryforwards [Line Items]
Federal net operating loss carryforwards	282.8
U.S. foreign tax credit carryforwards	$ 7
U.S. foreign tax credit carryforwards expiration periods	2022